Share Based Compensation (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 29, 2010	Dec. 31, 2011
Share Based Compensation (Textual) [Abstract]
Share-based compensation related to SARs and RSUs granted under the 2010 Plan	$ 30,000	$ 3,177,000	$ 3,635,000
Number of shares, granted			116,836
Unamortized share-based compensation expense total	100,000	900,000	2,600,000
2010 Plan [Member]
Share Based Compensation (Textual) [Abstract]
Shares for issuance				1,500,000
Number of shares, granted	1,500,000	1,500,000
Stock Appreciation Rights (SARs) [Member]
Share Based Compensation (Textual) [Abstract]
Rights or units granted to employees			33,096
Rights or units granted to non-employees			150,068
Closing ADS Price	$ 13.15	$ 16.07	$ 12.32
Intrinsic value of unvested rights or units	49,000	800,000	0		0
Grant date fair value of the rights or units granted			1,400,000
Weighted average remaining vesting term		6 months
Restricted Stock Units (RSUs) [Member]
Share Based Compensation (Textual) [Abstract]
Rights or units granted to employees			21,112
Rights or units granted to non-employees			95,724
Closing ADS Price	$ 13.15	$ 16.07	$ 12.32
Intrinsic value of unvested rights or units	$ 500,000	$ 2,600,000	$ 3,500,000
Stock Appreciation Right and Restricted Stock Unit [Member]
Share Based Compensation (Textual) [Abstract]
Number of equal installments	3
Weighted average remaining vesting term	4 months		11 months